LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 5) - Total Impaired Portfolio [Member] $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Total	$ 1,803,173
SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	1,030,533
UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	772,640
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	1,013,503
Commercial Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	582,557
Commercial Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	430,946
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	462,544
Mortgage Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	413,716
Mortgage Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	48,828
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	327,126
Consumer Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	34,260
Consumer Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	$ 292,866